Related Party Transactions (Details)				1 Months Ended	3 Months Ended			6 Months Ended			12 Months Ended
	Apr. 24, 2025 USD ($) shares	Nov. 22, 2024 $ / shares shares	Nov. 12, 2024 USD ($) $ / shares shares	Jul. 31, 2020 USD ($) note stockholder $ / shares	Jun. 30, 2025 USD ($) shares		Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) shares		Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2024 USD ($) shares		Oct. 26, 2023 USD ($)	Sep. 15, 2023 USD ($)	Sep. 12, 2023 USD ($)	Aug. 29, 2023 USD ($)	Aug. 15, 2023 USD ($)	Jun. 12, 2023 USD ($)	May 03, 2023 USD ($) restatement	Mar. 31, 2022
Related Party Transaction [Line Items]
Issuance of common stock								$ 366,210	[1]		$ 1,026,550 [2]
Common stock, shares, issued (in shares) | shares					9,547,997	[3]		9,547,997	[3]		3,192,251	8,922,906	[3]
Number of restatement | restatement																				6
2020 Notes | Related Party
Related Party Transaction [Line Items]
Number of convertible notes issued | note				3
Number of stockholders | stockholder				3
Debt instrument, face amount				$ 3,500,000	$ 3,143,725			$ 3,143,725			$ 3,143,725	$ 3,143,725
Debt instrument, interest rate, stated percentage				5.00%																	8.00%
Shares issued, price per share (in dollars per share) | $ / shares				$ 43.77
Issuance of common stock				$ 5,000,000
Common stock, shares, issued (in shares) | shares					86,351			86,351				84,400
Interest receivable					$ 635,815			$ 635,815			$ 377,772	$ 550,430
Interest expense					42,929		$ 42,929	85,386		$ 85,857
Working Capital Loan and Extension Note | Related Party | Working Capital Loans
Related Party Transaction [Line Items]
Debt instrument, face amount					$ 705,000			$ 705,000				$ 705,000								$ 250,000
Debt instrument, additional principal amount														$ 55,000	$ 50,000	$ 75,000	$ 100,000	$ 75,000	$ 100,000
Private Investment Public Entity Agreement | Related Party
Related Party Transaction [Line Items]
Shares issued, price per share (in dollars per share) | $ / shares		$ 1.752	$ 1.752
Common stock, value, subscriptions	$ 500,000		$ 999,998
Stock issued during period, shares, purchase of assets (in shares) | shares	261,644	890,411	570,775
Warrants | Related Party
Related Party Transaction [Line Items]
Stock issued during period, shares, purchase of assets (in shares) | shares	523,286

[1]	(Amounts for the three and six months ended June 30, 2025 and 2024 differ from those published in prior condensed consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, The Company and Summary of Significant Accounting Policies). Specifically, the number of common shares outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 3:1, such that each three shares of common stock were combined and reconstituted into one share of common stock effective October 23, 2025.
[2]	Amounts for the years ended December 31, 2024 and 2023 differ from those published in prior consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, The Company and Summary of Significant Accounting Policies). Specifically, the number of common shares outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 3:1, such that each three shares of common stock were combined and reconstituted into one share of common stock effective October 23, 2025.
[3]	Amounts as of June 30, 2025 and December 31, 2024 differ from those published in prior condensed consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, The Company and Summary of Significant Accounting Policies). Specifically, the number of common shares outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 3:1, such that each three shares of common stock were combined and reconstituted into one share of common stock effective October 23, 2025.